Contingent liabilities and legal proceedings - Tax (Details) £ in Millions	Dec. 31, 2021 GBP (£)
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	£ 102
Receivable for protest payments, corporate taxes	92
Receivable for protest payments, indirect taxes	10
Tax contingent liability | Maximum | Brazil
Disclosure of contingent liabilities [line items]
Potential liability	439
Tax contingent liability | Maximum | India
Disclosure of contingent liabilities [line items]
Potential liability	£ 124